Property and equipment, net (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 25,461		$ 25,405	$ 25,050
Less: Accumulated depreciation	(23,420)		(23,111)	(21,801)
Property and equipment, net	2,041		2,294	3,249
Depreciation expense	300	$ 300	1,300	1,400	$ 1,900
Long-lived assets			11,427	11,827	$ 5,842
North America
Property, Plant and Equipment [Line Items]
Long-lived assets	11,000		11,400
Quantum computer systems
Property, Plant and Equipment [Line Items]
Total property and equipment	13,712		13,714	13,425
Lab equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	6,686		6,666	6,645
Computer equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	3,583		3,545	3,305
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	1,075		1,075	1,074
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment	319		319	316
Construction-in-progress
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 86		$ 86	$ 285